As filed with the Securities and Exchange            Registration No. 33-75962*
Commission on November 1, 2001                       Registration No. 811-2513
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------
                       POST-EFFECTIVE AMENDMENT NO. 28 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment To

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
--------------------------------------------------------------------------------
     Variable Annuity Account C of Aetna Life Insurance and Annuity Company
                           (Exact Name of Registrant)

                    Aetna Life Insurance and Annuity Company
                               (Name of Depositor)

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

     -------  immediately upon filing pursuant to paragraph (b) of Rule 485
        X     on December 3, 2001 pursuant to paragraph (b) of Rule 485
     -------

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statement:
33-75978.

                                  PARTS A AND B

The Prospectus and Statement of Additional Information, each dated May 1, 2001, is incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 28 by reference to Registrant's Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 13, 2001 and declared effective on May 1, 2001.

A Supplement to the Prospectus dated December __, 2001, is included in Part A of this Post-Effective Amendment.

                                OPPORTUNITY PLUS

                           VARIABLE ANNUITY ACCOUNT C
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY


            SUPPLEMENT DATED DECEMBER __, 2001 TO THE PROSPECTUS AND
               CONTRACT PROSPECTUS SUMMARY, EACH DATED MAY 1, 2001

GENERAL DESCRIPTION OF GET Q
Series Q of the Aetna GET Fund (GET Q) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company or we) makes a guarantee, as described below, when you direct money into GET Q. Aeltus Investment Management, Inc. serves as the investment adviser to GET Q.

We will offer GET Q shares only during its offering period, which is scheduled to run from December 13, 2001 through the close of business on March 14, 2002. GET Q may not be available under your contract, your plan or in your state. Please read the GET Q prospectus for a more complete description of GET Q, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET Q
GET Q seeks to achieve maximum total return without compromising a minimum targeted return by participating in favorable equity market performance during the guarantee period.

GET Q's guarantee period runs from March 15, 2002 through March 16, 2007. During the offering period, all GET Q assets will be invested in short-term instruments, and during the guarantee period will be invested in a combination of fixed income and equity securities.

THE GET FUND GUARANTEE
The guarantee period for GET Q will end on March 16, 2007, which is GET Q's maturity date. The Company guarantees that the value of an accumulation unit of the GET Q subaccount under the contract on the maturity date (as valued after the close of business on March 16, 2007), will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET Q subaccount to make up the difference. This means that if you remain invested in GET Q until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET Q as of the last day of the offering period, less any amounts you transfer or withdraw from the GET Q subaccount. The value of dividends and distributions made by GET Q throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Q investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET Q before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts.

MATURITY DATE
Before the maturity date, we will send a notice to each contract holder or participant who has amounts in GET Q. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Q amounts. If you do not make a choice, on the maturity date we will transfer your GET Q amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET Q amounts to the fund or funds designated by the Company.

                       SUBJECT TO COMPLETION OR AMENDMENT

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SUPPLEMENT SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF ANY OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


X.GETQ75962-01                                                     December 2001
CO1-1024-008

The following information supplements the "Fee Table" section contained in the prospectus and the expense table in the "Charges and Deductions" section of the prospectus summary:

FEES DEDUCTED FROM THE AETNA GET FUND SERIES Q SUBACCOUNT DURING THE ACCUMULATION PHASE
(Daily deductions equal to the given percentage of values invested in the subaccounts on an annual basis)


MORTALITY AND EXPENSE RISK CHARGE                                                                               1.05% (1)
ADMINISTRATIVE EXPENSE CHARGE                                                                     0.00%  -      0.25% (2)
GET Q GUARANTEE CHARGE (deducted daily during the Guarantee Period)                                             0.50%
                                                                                              ------------------------
TOTAL SEPARATE ACCOUNT EXPENSES                                                                   1.55%  -      1.80%
                                                                                              ========================


FEES DEDUCTED BY THE FUNDS
The following information supplements the "Fund Expense Table" contained in the prospectus and the expense table in the "Charges and Deductions" section of the prospectus summary:

AETNA GET FUND SERIES Q ANNUAL EXPENSES
(As a percentage of the average net assets)


                                      INVESTMENT                                              TOTAL FUND ANNUAL EXPENSES
                                   ADVISORY FEES (3)   12B-1 FEES      OTHER EXPENSES (4)    (AFTER EXPENSE REIMBURSEMENT)(5)
                                   -----------------   ----------      ------------------    --------------------------------
Aetna GET Fund Series Q                 0.60%             0.25%              0.15%                       1.00%

For more information regarding expenses paid out of assets of the fund, see the GET Q prospectus.

The following information supplements the "Hypothetical Examples" contained in the prospectus:

HYPOTHETICAL EXAMPLES--AETNA GET FUND SERIES Q
ACCOUNT FEES INCURRED OVER TIME. The following hypothetical examples shows the fees and expenses paid over time if you invest $1,000 in the GET Q investment option under the contract (until GET Q's maturity date), assuming a 5% annual return on the investment. (6)


------------------------------------------------
>  THESE EXAMPLES ARE PURELY
   HYPOTHETICAL.
>  THEY SHOULD NOT BE
   CONSIDERED A REPRESENTATION                                       EXAMPLE A                             EXAMPLE B
   OF PAST OR FUTURE EXPENSES                        If you withdraw your entire account    If you leave your entire account
   OR EXPECTED RETURNS.                              value at the end of the periods        value invested or if you select an
>  ACTUAL EXPENSES AND/OR                            shown, you would pay the following     income phase payment option at the
   RETURNS MAY BE MORE OR LESS                       expenses, including any applicable     end of the periods shown, you
   THAN THOSE SHOWN BELOW.                           early withdrawal charge assessed:      would pay  the following expenses
-------------------------------------------------                                           (no early withdrawal charge is
                                                                                            assessed):
                                                 1 YEAR      3 YEARS      5 YEARS      1 YEAR      3 YEARS      5 YEARS
Aetna GET Fund Series Q                            $79         $140         $204          $28         $87         $313

----------------------------
(1) The mortality and expense risk charge for the Aetna GET Fund Series Q subaccount will be reduced to 1.00% on an annual basis effective February 15, 2002.
(2) We do not currently impose an administrative expense charge. However, we reserve the right to deduct a daily charge of not more than 0.25% on an annual basis from the subaccounts.
(3) The Investment Advisory Fee will be 0.25% during the offering period and 0.60% during the guarantee period.
(4) "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET Q and any additional direct fund expenses.
(5) The investment adviser is contractually obligated through GET Q's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of GET Q's other expenses in order to ensure that GET Q's Total Fund Annual Expenses (excluding 12b-1 fees) do not exceed 0.75% of the fund's average daily net assets. It is not expected that GET Q's actual expenses without this waiver or reimbursement will exceed this amount.
(6) The examples shown reflect a mortality and expense risk charge of 1.05% on an annual basis, a maximum administrative expense charge of 0.25% on an annual basis (not currently charged), a GET Q guarantee charge of 0.50% on an annual basis, and all charges and expenses of the GET Q Fund. Example A reflects an early withdrawal charge of 5% of the account value at the end of years 1, 3 and 5.

X.GETQ75962-01                                                    December 2001
CO1-1024-008

                           VARIABLE ANNUITY ACCOUNT C

                           PART C - OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) Financial Statements:
         (1)      Incorporated by reference in Part A:
                  Condensed Financial Information
         (2)      Incorporated by reference in Part B:
                  Financial Statements of Variable Annuity Account C:
                  - Statement of Assets and Liabilities as of December 31, 2000
                  - Statement of Operations for the year ended December 31, 2000
                  - Statements of Changes in Net Assets for the years ended
                    December 31, 2000 and 1999
                  - Condensed Financial Information for the year ended December
                    31, 2000
                  - Notes to Financial Statements
                  - Independent Auditors' Report
                  Financial Statements of Aetna Life Insurance and Annuity
                  Company:
                  - Independent Auditors' Report
                  - Consolidated Statements of Income for the One Month Ended
                    December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
                  - Consolidated Balance Sheets as of December 31, 2000 and 1999
                  - Consolidated Statements of Changes in Shareholder's Equity
                    for the One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
                  - Consolidated Statements of Cash Flows for the One Month
                    Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
                  - Notes to Consolidated Financial Statements

         (b)      Exhibits
         (1)      Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account C(1)
         (2)      Not applicable
         (3.1)    Broker-Dealer Agreement(2)
         (3.2)    Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(3)
         (3.3)    Broker-Dealer Agreement dated June 7, 2000 between Aetna Life
                  Insurance and Annuity Company and Aetna Investment Services,
                  Inc. (AISI) and Letter of Assignment to AISI(4)
         (3.4)    Underwriting Agreement dated November 17, 2000 between Aetna
                  Life Insurance and Annuity Company and Aetna Investment
                  Services, LLC(4)
         (4.1)    Variable Annuity Contract (G-TDA-HH(XC/M))(5)

         (4.2)    Variable Annuity Contract (G-TDA-HH(XC/S))(5)
         (4.3)    Variable Annuity Certificate (GTCC-HH(XC/M))(6)
         (4.4)    Variable Annuity Certificate (GTCC-HH(XC/S))(6)
         (4.5)    Endorsement (EGET-IC(R)) to Contracts G-TDA-HH(XC/M) and
                  G-TDA-HH(XC/S)(3)
         (4.6)    Endorsement (ENYSUTMF97) to Contract G-TDA-HH(XC/M)(7)
         (4.7)    Endorsement (ENYSUTMF97(S)) to Contract G-TDA-HH(XC/S)(7)
         (4.8)    Endorsement (ENYSTSDO97) to Contracts G-TDA-HH(XC/M) and
                  G-TDA-HH(XC/S)(7)
         (4.9)    Endorsement (EGAA(5/98) NY) to Contracts G-TDA-HH(XC/M) and
                  G-TDA-HH(XC/S) and Certificates GTCC-HH(XC/M) and
                  GTCC-HH(XC/S)(6)
         (4.10)   Endorsement (EG403-GIE-98) to Contract G-TDA-HH(XC/M) and
                  Certificate GTCC-HH(XC/M)(8)
         (4.11)   Endorsement (EG403-GI-98) to Contract G-TDA-HH(XC/M) and
                  Certificate GTCC-HH(XC/M)(9)
         (4.12)   Endorsement (EGET-99) to Contracts G-TDA-HH(XC/M) and
                  G-TDA-HH(XC/S) and Certificates GTCC-HH(XC/M) and
                  GTCC-HH(XC/S)(10)
         (4.13)   Endorsement (ENYS-XC/M-00) to Contract G-TDA-HH(XC/M) and
                  Certificate G-TDA-HH(XC/M)(11)
         (4.14)   Endorsement (ENYS-XC/S-00) to Contract G-TDA-HH(XC/S) and
                  Certificate G-TDA-HH(XC/S)(11)
         (4.15)   Endorsement (EGSF-IB(XC/M)) to Contract G-TDA-HH(XC/M) and
                  Certificate GTCC-HH(XC/M)(12)
         (4.16)   Endorsement (EGAA-ID(XC)) to Contract G-TDA-HH(XC/S) and
                  Certificate GTCC-HH(XC/S)(12)
         (4.17)   Endorsement EDSC-94(XC/M) to Contract G-TDA-HH(XC/M) and
                  Certificate GTCC-HH(XC/M)(13)
         (4.18)   Form of Endorsement (ENYS-AR-01) to Contracts G-TDA-HH(XC/M)
                  and G-TDA-HH(XC/S) and Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S)(14)
         (5)      Variable Annuity Contract Application (300-GTD-NY(5/98))(9)
         (6.1)    Certificate of Incorporation of Aetna Life Insurance and
                  Annuity Company(15)
         (6.2)    Amendment of Certificate of Incorporation of Aetna Life
                  Insurance and Annuity Company(16)
         (6.3)    By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(17)
         (7)      Not applicable
         (8.1)    Fund Participation Agreement by and among AIM Variable
                  Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life
                  Insurance and Annuity Company dated June 30, 1998(18)
         (8.2)    Amendment No. 1 dated October 1, 2000 to Participation
                  Agreement by and among AIM Variable Insurance Funds (formerly
                  AIM Variable Insurance Funds, Inc.),
                  A I M Distributors, Inc. and Aetna Life Insurance and Annuity
                  Company dated June 30, 1998(19)
         (8.3)    First Amendment dated November 17, 2000 to Participation
                  Agreement by and among AIM Variable Insurance Funds, (formerly
                  AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc.
                  and Aetna Life Insurance and Annuity Company dated June 30,
                  1998(19)
         (8.4)    Service Agreement between Aetna Life Insurance and Annuity
                  Company and AIM effective June 30, 1998(18)
         (8.5)    First Amendment dated October 1, 2000 to the Service Agreement between Aetna Life Insurance and Annuity Company and AIM
                  Advisors, Inc. effective June 30, 1998(4)
         (8.6)    Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
                  Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
                  Aetna GET Fund on behalf of each of its series, Aetna
                  Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May
                  1, 1998(2)
         (8.7)    Amendment dated November 9, 1998 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund,
                  Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
                  Portfolios, Inc. on behalf of each of its series, and Aeltus
                  Investment Management, Inc. dated as of May 1, 1998(20)
         (8.8)    Second Amendment dated December 31, 1999 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund,
                  Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
                  Portfolios, Inc. on behalf of each of its series, and Aeltus
                  Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998(21)
         (8.9)    Third Amendment dated February 11, 2000 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund,
                  Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
                  Portfolios, Inc. on behalf of each of its series, and Aeltus
                  Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999(22)
         (8.10)   Fourth Amendment dated May 1, 2000 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund,
                  Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
                  Portfolios, Inc. on behalf of each of
                  its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31,
                  1999 and February 11, 2000(22)
         (8.11)   Fifth Amendment dated February 27, 2001 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund,
                  Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation
                  Portfolios, Inc. on behalf of each of its series, Aetna
                  Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11,
                  2000 and May 1, 2000(19)
         (8.12)   Service Agreement between Aeltus Investment Management, Inc.
                  and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable
                  Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
                  Aetna GET Fund on behalf of each of its series, Aetna
                  Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)
         (8.13)   Amendment dated November 4, 1998 to Service Agreement between
                  Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
                  Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(20)
         (8.14)   Second Amendment dated February 11, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life
                  Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund,
                  Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable
                  Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998 and November 4, 1998(22)
         (8.15)   Third Amendment dated May 1, 2000 to Service Agreement between
                  Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
                  Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November 4, 1998 and February 11, 2000(22)
         (8.16)   Fund Participation Agreement dated as of July 1, 2000 between
                  Aetna Life Insurance and Annuity Company, American Century
                  Services Corporation, American Century Investment Services,
                  Inc.(23)

         (8.17) Fund Participation Agreement among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(24)
         (8.18) Service Agreement between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(24)
         (8.19) Fund Participation Agreement dated May 1, 2000 between The Chapman Funds, Inc., The Chapman Co. and Aetna Life Insurance and Annuity Company(25)
         (8.20) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(16)
         (8.21) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(26)
         (8.22) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(27)
         (8.23) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997(2)
         (8.24) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                  1996, May 1, 1997, November 6, 1997 and May 1, 1998(21)
         (8.25) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(15)
         (8.26) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(26)
         (8.27) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable

                  Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                  1996 and May 1, 1997(28)
         (8.28) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998(2)
         (8.29) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                  1996, May 1, 1997, January 20, 1998 and May 1, 1998(21)
         (8.30) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(29)
         (8.31) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(26)
         (8.32) Service Contract between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company dated May 2, 1997(20)
         (8.33) Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(30)
         (8.34) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(20)
         (8.35) Second Amendment dated December 1, 1999 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997 and amended on October 12, 1998(21)
         (8.36) Amendment dated as of August 1, 2000 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997, as amended on October 12, 1998 and December 1, 1999(25)
         (8.37) Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(28)
         (8.38) First Amendment dated as of August 1, 2000 to Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(25)
         (8.39) Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(25)

         (8.40)   Fund Participation Agreement dated May 11, 1994, between Janus
                  Capital Corporation and Aetna Life Insurance and Annuity
                  Company(21)
         (8.41)   Amendment dated January 2, 1995 to Fund Participation
                  Agreement dated May 11, 1994, between Janus Capital
                  Corporation and Aetna Life Insurance and Annuity Company(21)
         (8.42)   Amendment dated February 24, 1995 to Fund Participation
                  Agreement dated May 11, 1994, between Janus Capital
                  Corporation and Aetna Life Insurance and Annuity Company, as
                  amended on January 2, 1995(21)
         (8.43)   Third Amendment dated May 1, 1995 to Fund Participation
                  Agreement dated May 11, 1994, between Janus Capital
                  Corporation and Aetna Life Insurance and Annuity Company, as
                  amended on January 2, 1995 and February 24, 1995(21)
         (8.44)   Letter Agreement dated January 1,1996 to Fund Participation
                  Agreement dated May 11, 1994, between Janus Capital
                  Corporation and Aetna Life Insurance and Annuity Company, as
                  amended on January 2, 1995, February 24, 1995 and May 1,
                  1995(21)
         (8.45)   Letter Agreement dated February 18, 1999 to Fund Participation
                  Agreement dated May 11, 1994, between Janus Capital
                  Corporation and Aetna Life Insurance and Annuity Company, as
                  amended on January 2, 1995, February 24, 1995, May 1, 1995 and
                  January 1, 1996(21)
         (8.46)   Amendment dated May 1, 2000 to Fund Participation Agreement dated May 11, 1994, between Janus Capital Corporation and
                  Aetna Life Insurance and Annuity Company, as amended on
                  January 2, 1995, February 24, 1995, May 1, 1995, January 1,
                  1996, and February 18, 1999(22)
         (8.47)   Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and Lexington Management Corporation regarding
                  Natural Resources Trust dated December 1, 1988 and amended
                  February 11, 1991(3)
         (8.48)   Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Lexington Emerging Markets Fund, Inc. and
                  Lexington Management Corporation (its investment advisor)
                  dated April 28, 1994(31)
         (8.49)   Fund Participation Agreement among MFS Variable Insurance
                  Trust, Aetna Life Insurance and Annuity Company and
                  Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November
                  28, 1997(2)
         (8.50)   Fourth Amendment dated May 1, 1998 to the Fund Participation
                  Agreement by and among MFS Variable Insurance Trust, Aetna
                  Life Insurance and Annuity Company and Massachusetts Financial
                  Services Company dated April 30, 1996, and amended on
                  September 3, 1996, March 14, 1997 and November 28, 1997(32)
         (8.51)   Fifth Amendment dated May 1, 1998 to the Fund Participation
                  Agreement by and among MFS Variable Insurance Trust, Aetna
                  Life Insurance and Annuity Company and Massachusetts Financial
                  Services Company dated April 30, 1996, and amended on
                  September 3, 1996, March 14, 1997 and November 28, 1997(33)
         (8.52)   Fifth Amendment dated July 1, 1999 to Fund Participation
                  Agreement by and among MFS Variable Insurance Trust, Aetna
                  Life Insurance and Annuity Company
                  and Massachusetts Financial Services Company dated April 30,
                  1996, and amended on September 3, 1996, March 14, 1997,
                  November 28, 1997 and May 1, 1998(34)
         (8.53)   Sixth Amendment dated November 17, 2000 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company, MFS Variable Insurance Trust and Massachusetts
                  Financial Services Company dated April 30, 1996, as amended on
                  September 3, 1996, March 14, 1997, November 28, 1997, May 1,
                  1998 and July 1, 1999(4)
         (8.54)   Fund Participation Agreement dated March 11, 1997 between
                  Aetna Life Insurance and Annuity Company and Oppenheimer
                  Variable Annuity Account Funds and Oppenheimer Funds, Inc.(35)
         (8.55)   First Amendment dated December 1, 1999 to Fund Participation
                  Agreement between Aetna Life Insurance and Annuity Company and
                  Oppenheimer Variable Annuity Account Funds and Oppenheimer
                  Funds, Inc. dated March 11, 1997(20)
         (8.56)   Service Agreement effective as of March 11, 1997 between
                  Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity
                  Company(35)
         (8.57)   Fund Participation Agreement dated August 15, 2000 between
                  Oppenheimer and Aetna Life Insurance and Annuity Company(23)
         (8.58)   Fund Participation Agreement dated as of August 8, 2000 by and between PAX World Balanced Fund, Inc. and Aetna Life Insurance
                  and Annuity Company(23)
         (8.59)   Fund Participation Agreement among Pilgrim Variable Products
                  Trust, Aetna Life Insurance and Annuity Company and ING
                  Pilgrim Securities, Inc.(36)
         (8.60)   Fund Participation Agreement dated as of August 15, 2000 by and between Federated Services Company, Federated
                  Distributors, Wachovia Bank, NA and Aetna Life Insurance and
                  Annuity Company(23)
         (8.60)   Shareholder Services Agreement dated October 4, 1999 between
                  Federated Administrative Services for the Wachovia Funds and
                  the Wachovia Municipal Funds and Aetna Investment Services,
                  Inc.(23)
         (8.61)   First Amendment dated August 15, 2000 to the Shareholder
                  Services Agreement by and among Aetna Investment Services,
                  Inc. and Federated Administrative Services(23)
         (9)      Opinion and Consent of Counsel
         (10)     Consent of Independent Auditors
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(6)
         (14.1)   Powers of Attorney(37)
         (14.2)   Authorization for Signatures(3)

1.   Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on
     Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2.   Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as
     filed on June 8, 1998.

3.   Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on
     Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4.   Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on
     Form N-4 (File No. 333-49176), as filed on November 30, 2000.
5.   Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on
     Form N-4 (File No. 33-75962), as filed on April 17, 1996.
6.   Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on
     Form N-4 (File No. 33-75962), as filed on April 17, 1998.
7.   Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on
     Form N-4 (File No. 33-75962), as filed on April 14, 1997.
8.   Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on
     Form N-4 (File No. 333-01107), as filed on September 10, 1998.
9.   Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on
     Form N-4 (File No. 33-75962), as filed on September 15, 1998.
10.  Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on
     Form N-4 (File No. 333-01107), as filed on April 7, 1999.
11.  Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on
     Form S-1 (File No. 33-75962), as filed on April 13, 2000.
12.  Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on
     Form N-4 (File No. 33-75962), as filed on December 6, 2000.
13.  Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on
     Form N-4 (File No. 33-75962), as filed on December 13, 2000.
14.  Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on
     Form N-4 (File No. 33-75962), as filed on April 13, 2001.
15.  Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on
     Form S-1 (File No. 33-60477), as filed on April 15, 1996.
16.  Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on
     Form N-4 (File No. 33-75964), as filed on February 11, 1997.
17.  Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on
     Form N-4 (File No. 33-91846), as filed on October 30, 1997.
18.  Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on
     Form N-4 (File No. 333-56297), as filed on August 4, 1998.
19.  Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on
     Form N-4 (File No. 333-01107), as filed on April 13, 2001.
20.  Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on
     Form N-4 (File No. 333-56297), as filed on December 14, 1998.
21.  Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on
     Form N-4 (File No. 333-01107), as filed on February 16, 2000.
22.  Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on
     Form N-4 (File No. 333-01107), as filed on April 4, 2000.
23.  Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on
     Form N-4 (File No. 333-01107), as filed on December 14, 2000.

24.  Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on
     Form N-4 (File No. 333-01107), as filed on February 19, 1998.
25.  Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on
     Form N-4 (File No. 333-01107), as filed on August 14, 2000.
26.  Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on
     Form N-4 (File No. 33-34370), as filed on September 29, 1997.
27.  Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on
     Form N-4 (File No. 33-75964), as filed on February 9, 1998.
28.  Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on
     Form S-6 (File No. 33-75248), as filed on February 24, 1998.
29.  Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on
     Form N-4 (File No. 33-88720), as filed on June 28, 1996.
30.  Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on
     Form N-4 (File No. 33-75992), as filed on December 31, 1997.
31.  Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on
     Form N-4 (File No. 33-34370), as filed on April 22, 1996.
32.  Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on
     Form N-4 (File No. 333-56297), as filed on August 4, 1998.
33.  Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on
     Form N-4 (File No. 333-56297), as filed on February 16, 1999.
34.  Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on
     Form N-4 (File No. 333-56297), as filed on November 23, 1999.
35.  Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on
     Form N-4 (File No. 33-34370), as filed on April 16, 1997.
36.  Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on
     Form N-4 (File No. 333-01107), as filed on July 13, 2001.
37.  Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on
     Form N-4 (File No. 33-81216), as filed on April 9, 2001.

Item 25.  Directors and Officers of the Depositor*

Name and Principal
Business Address                         Positions and Offices with Depositor
----------------                         ------------------------------------
Thomas J. McInerney**                    Director and President

Wayne R. Huneke***                       Director and Chief Financial Officer

Robert C. Salipante****                  Director

P. Randall Lowery***                     Director

Mark A. Tullis***                        Director

Deborah Koltenuk**                       Vice President and Corporate Controller

Paula Cludray-Engelke****                Secretary

Brian Murphy**                           Vice President and Chief Compliance Officer

   * These individuals may also be directors and/or officers of other affiliates of the Company.
  ** The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
 *** The principal business address of these directors and officers is 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.
**** The principal business address of this Director and this Officer is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

      Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-81216), as filed on April 9, 2001.

Item 27.  Number of Contract Owners

      As of September 30, 2001, there were 621,133 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28.  Indemnification

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1,

1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in
Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Section 20 of the Aetna Investment Services, LLC (AIS) Limited Liability Company Agreement provides that AIS will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of AIS, as long as he acted in good faith on behalf of AIS and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29.  Principal Underwriter

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna Investment Services, LLC (AIS) also acts as the principal underwriter for Portfolio Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940
         Act)). Additionally, AIS acts as the principal underwriter for Variable Life Account B of Aetna Life Insurance and Annuity Company (Aetna), Variable Life Account C of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). AIS is also the principal underwriter for Variable Annuity Account

         I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).
     (b) The following are the directors and officers of the Principal
         Underwriter:

Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------
Marie Augsberger*                                   Director and President

Robert L. Francis**                                 Director and Senior Vice President

Allan Baker*                                        Chairman of the Board and Senior Vice President

Steven A. Haxton*                                   Senior Vice President

Willard I. Hill, Jr.*                               Senior Vice President

Deborah Koltenuk*                                   Vice President, Treasurer and Chief Financial Officer

Therese Squillacote*                                Vice President and Chief Compliance Officer

Jeffrey R. Berry*                                   Corporate Secretary and Counsel (Chief Legal Officer)

Martin T. Conroy*                                   Vice President and Assistant Treasurer

Reginald Bowen*                                     Vice President

Christina Lareau*                                   Vice President

Dwyatt McClain*                                     Vice President

Terran Titus*                                       Vice President

William T. Abramowicz                               Vice President
2525 Cabot Dr., Ste. 300
Lisle, IL  60532

Douglas J. Ambrose**                                Vice President

Louis E. Bachetti                                   Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095

Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------
Ronald R. Barhorst                                  Vice President
7676 Hazard Ctr. Dr.
San Diego, CA 92108

Robert H. Barley***                                 Vice President

Reginald D. Bowen*                                  Vice President

Steven M. Bresler                                   Vice President
6430 South Fiddler's Green Cir.,
Ste. 210
Englewood, CO 80111

David Brounley***                                   Vice President

Daniel P. Charles                                   Vice President
5 Penn Plaza, 11th Fl.
New York, NY 10001-1879

Brian D. Comer*                                     Vice President

Albert J. DiCristofaro, Jr.                         Vice President
8911 Capitol of TX Hwy., Bldg. 2,
Ste. 2210
Austin, TX 78759

John B. Finigan                                     Vice President
1601 Trapelo Rd.
Waltham, MA 02451

Brian K. Haendiges*                                 Vice President

Brian P. Harrington                                 Vice President
12701 Fair Lakes Cir., Ste. 470
Fairfax, VA 22033

Bernard P. Heffernon****                            Vice President

William S. Jasien****                               Vice President

Jess D. Kravitz**                                   Vice President

Christina Lareau*                                   Vice President

Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------
George D. Lessner                                   Vice President
1755 N. Collins Blvd., Ste. 350
Richardson, TX 75080

Susan J. Lewis                                      Vice President
16530 Ventura Blvd., Ste. 600
Encino, CA 91436

James F. Lille                                      Vice President
159 Wolf Rd., 1st Fl.
Albany, NY 12205

David J. Linney                                     Vice President
2900 N. Loop W., Ste. 180
Houston, TX 77092

Richard T. Mason                                    Vice President
440 S. Warren St., Ste. 702
Syracuse, NY 13202

Joseph F. McClain*                                  Vice President

W. Michael Montgomery                               Vice President
5100 W. Lemon St., Ste. 213
Tampa, FL 33609

Pamela Mulvey*                                      Vice President

Scott T. Neeb**                                     Vice President

Patrick F. O'Christie                               Vice President
The Pavilions, 1700 Lyons Rd.,
Ste. D
Dayton, OH 45458

Ethel Pippin*                                       Vice President

Paulette Playce                                     Vice President
Two City Place Dr., Ste. 300
St. Louis, MO 63141

Marcellous J. Reed                                  Vice President
2677 N. Main St., Ste. 500
Santa Ana, CA 92705

Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------

Charles A. Sklader                                  Vice President
7720 N. 16th St., Ste. 150
Phoenix, AZ 85020

Frank W. Snodgrass                                  Vice President
150 4th Ave., N., Ste. 410
Nashville, TN 37219

S. Bradford Vaughan, Jr.                            Vice President
601 Union St., Ste. 810
Seattle, WA 98101

Mark Woolhiser                                      Vice President
26957 Northwestern Hwy., Ste. 150
Southfield, MI 48034

David A. Kelsey*                                    Assistant Vice President

* The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156

** The principal business address of these directors and officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588

*** The principal business address of these officers is 100 Corporate Pl., 3rd Fl., Rocky Hill, Connecticut 06067

**** The principal business address of these officers is 10740 Nall Ave, Ste. 120, Overland Park, Kansas 66211

     (c) Compensation from January 1, 2000 to December 31, 2000:

  (1)                       (2)                      (3)                  (4)                   (5)

Name of               Net Underwriting           Compensation on
Principal             Discounts and              Redemption or          Brokerage
Underwriter           Commissions                Annuitization          Commissions          Compensation*
-----------           -----------                -------------          -----------          -------------
Aetna Life Insurance                               $4,282,754                                $178,558,430
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C. Of this amount,

   $13,700,318 is attributable to deductions for mortality and expense risk guarantees and contract charges for such contracts during December 2000.

         Compensation from January 1, 2000 to December 31, 2000:

  (1)                       (2)                      (3)                  (4)                   (5)

Name of               Net Underwriting           Compensation on
Principal             Discounts and              Redemption or          Brokerage
Underwriter           Commissions                Annuitization          Commissions          Compensation**
-----------           -----------                -------------          -----------          --------------
Aetna Investment                                                                               $1,126,164
Services, LLC

** Reflects compensation paid to AIS attributable to regulatory and operating expenses associated with the distribution of all products issued by Aetna Life Insurance and Annuity Company and Aetna Insurance Company of America during 2000. Of this amount, $61,297 is attributable to fees paid to AIS in connection with its activities as distributor and principal underwriter in December 2000 for all products issued by the Registrant for Variable Annuity Account C.

Item 30.  Location of Accounts and Records

      All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut 06156

                                 and

                      Opportunity Plus Service Center
                      18 Corporate Woods Blvd., Fourth Floor
                      Albany, NY 12211


Item 31.  Management Services

     Not applicable

Item 32.  Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)].

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

      As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75962) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 1st day of November, 2001.

                                      VARIABLE ANNUITY ACCOUNT C OF AETNA LIFE
                                      INSURANCE AND ANNUITY COMPANY
                                        (Registrant)

                                  By: AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                        (Depositor)

                                  By: Thomas J. McInerney*
                                      --------------------
                                      Thomas J. McInerney
                                      President

      As required by the Securities Act of 1933, this Post-Effective Amendment No. 28 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                            Title                                                  Date
---------                            -----                                                  ----
Thomas J. McInerney*                 Director and President                             )
-----------------------------------  (principal executive officer)                      )
Thomas J. McInerney                                                                     )
                                                                                        )
Wayne R. Huneke*                     Director and Chief Financial Officer               )  November
-----------------------------------                                                     )  1, 2001
Wayne R. Huneke                                                                         )
                                                                                        )
Randy Lowery*                        Director                                           )
-----------------------------------                                                     )
Randy Lowery                                                                            )
                                                                                        )
Robert C. Salipante*                 Director                                           )
-----------------------------------                                                     )
Robert C. Salipante                                                                     )
                                                                                        )
Mark A. Tullis*                      Director                                           )
-----------------------------------                                                     )
Mark A. Tullis                                                                          )


Deborah Koltenuk*                    Corporate Controller                               )
-----------------------------------                                                     )
Deborah Koltenuk                                                                        )


By: /s/ Julie E. Rockmore
    ---------------------
    Julie E. Rockmore
    *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX


Exhibit No.              Exhibit
-----------              -------

99-B.9                   Opinion and Consent of Counsel
                                                                 ---------------

99-B.10                  Consent of Independent Auditors
                                                                 ---------------